Financial assets - Disclosure of reconciliation of financial assets classified at amortised cost (Details) - Financial assets at amortised cost - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of changes in loss allowance of financial instruments
Written-off assets	€ (6,780)	€ (6,439)
Exchange differences and other	1,774	701
Gross carrying amount | Impaired assets
Disclosure of reconciliation of changes in loss allowance of financial instruments
Financial assets at beginning of period	34,206	34,363
Net additions	6,119	6,747
Written-off assets	(6,780)	(6,439)
Perimeter Changes	0	13
Exchange differences and other	(2,549)	(647)
Financial assets at end of period	€ 30,996	€ 34,037